UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Accumulative Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 5.65%
Boeing Company (The)	125	$9,076
General Dynamics Corporation	285	22,002
Ladish Co., Inc. (A)	274	5,517
Precision Castparts Corp.	210	26,545
Rockwell Collins, Inc.	275	17,212
		80,352
Air Freight & Logistics - 1.36%
United Parcel Service, Inc., Class B	300	19,323

Airlines - 1.67%
Southwest Airlines Co.	1,800	23,796

Apparel Retail - 0.14%
American Eagle Outfitters, Inc.	110	2,037

Apparel, Accessories & Luxury Goods - 1.02%
Under Armour, Inc., Class A (A)	495	14,558

Asset Management & Custody Banks - 2.28%
Invesco Ltd.	545	11,941
Janus Capital Group Inc.	1,435	20,506
		32,447
Biotechnology - 3.51%
Amgen Inc. (A)	265	15,836
Gilead Sciences, Inc. (A)	750	34,111
		49,947
Brewers - 1.05%
Molson Coors Brewing Company, Class B	355	14,931

Casinos & Gaming - 0.29%
Wynn Resorts, Limited	55	4,171

Communications Equipment - 2.46%
Cisco Systems, Inc. (A)	175	4,555
QUALCOMM Incorporated	725	30,443
		34,998
Computer Hardware - 7.54%
Apple Inc. (A)	240	56,382
Hewlett-Packard Company	960	51,024
		107,406
Computer Storage & Peripherals - 1.05%
EMC Corporation (A)	305	5,502
NetApp, Inc. (A)	290	9,443
		14,945
Construction & Engineering - 0.91%
Fluor Corporation	280	13,023

Construction & Farm Machinery & Heavy Trucks - 0.16%
Westinghouse Air Brake Technologies Corporation	55	2,317

Consumer Finance - 0.68%
American Express Company	235	9,696

Data Processing & Outsourced Services - 3.82%
MasterCard Incorporated, Class A	62	15,748
Visa Inc., Class A	425	38,688
		54,436
Diversified Chemicals - 1.06%
Dow Chemical Company (The)	510	15,081

Fertilizers & Agricultural Chemicals - 1.75%
Monsanto Company	350	24,997

Footwear - 1.17%
NIKE, Inc., Class B	225	16,538

Gas Utilities - 1.33%
Equitable Resources, Inc.	464	19,008

Health Care Distributors - 0.90%
McKesson Corporation	195	12,815

Health Care Equipment - 1.22%
Hologic, Inc. (A)	940	17,428

Home Improvement Retail - 1.00%
Lowe's Companies, Inc.	590	14,302

Homebuilding - 0.15%
M.D.C. Holdings, Inc.	60	2,077

Hotels, Resorts & Cruise Lines - 0.65%
Starwood Hotels & Resorts Worldwide, Inc.	200	9,328

Household Products - 3.03%
Colgate-Palmolive Company	150	12,789
Procter & Gamble Company (The)	480	30,370
		43,159
Human Resource & Employment Services - 0.50%
Manpower Inc.	125	7,140

Hypermarkets & Super Centers - 2.85%
Costco Wholesale Corporation	680	40,603

Industrial Conglomerates - 1.68%
Textron Inc.	1,125	23,884

Integrated Oil & Gas - 4.54%
Chevron Corporation	175	13,270
ConocoPhillips	350	17,910
Exxon Mobil Corporation	500	33,489
		64,669
Internet Software & Services - 1.87%
Google Inc., Class A (A)	47	26,649

Investment Banking & Brokerage - 3.43%
Charles Schwab Corporation (The)	1,120	20,933
Goldman Sachs Group, Inc. (The)	138	23,546
Morgan Stanley	150	4,394
		48,873
IT Consulting & Other Services - 0.93%
Accenture plc, Class A	315	13,214

Metal & Glass Containers - 0.66%
Pactiv Corporation (A)	375	9,443

Oil & Gas Drilling - 1.75%
Patterson-UTI Energy, Inc.	700	9,779
Transocean Inc. (A)	175	15,117
		24,896
Oil & Gas Equipment & Services - 5.35%
Halliburton Company	440	13,257
Schlumberger Limited	585	37,124
Smith International, Inc.	574	24,587
Superior Energy Services, Inc. (A)	60	1,261
		76,229
Oil & Gas Exploration & Production - 2.47%
Noble Energy, Inc.	120	8,760
Southwestern Energy Company (A)	220	8,958
Ultra Petroleum Corp. (A)	325	15,155
XTO Energy Inc.	50	2,359
		35,232
Other Diversified Financial Services - 1.59%
JPMorgan Chase & Co.	505	22,599

Packaged Foods & Meats - 0.17%
Ralcorp Holdings, Inc. (A)	36	2,440

Paper Packaging - 1.19%
Sealed Air Corporation	805	16,974

Pharmaceuticals - 0.45%
Allergan, Inc.	98	6,401

Property & Casualty Insurance - 0.40%
ACE Limited	110	5,753

Railroads - 2.39%
Union Pacific Corporation	464	34,025

Restaurants - 2.63%
McDonald's Corporation	560	37,362

Semiconductor Equipment - 0.12%
Lam Research Corporation (A)	45	1,679

Semiconductors - 1.48%
Microchip Technology Incorporated	750	21,120

Soft Drinks - 3.16%
Coca-Cola Company (The)	300	16,500
Hansen Natural Corporation (A)	185	8,025
PepsiCo, Inc.	310	20,510
		45,035
Specialized Consumer Services - 0.13%
H&R Block, Inc.	105	1,869

Specialized Finance - 0.73%
CME Group Inc.	33	10,432

Specialty Chemicals - 3.01%
Albemarle Corporation	431	18,386
Ecolab Inc.	555	24,392
		42,778
Steel - 0.53%
Allegheny Technologies Incorporated	140	7,580

Systems Software - 4.42%
Microsoft Corporation (B)	2,150	62,931

Tobacco - 3.21%
Altria Group, Inc.	505	10,363
Lorillard, Inc.	220	16,553
Philip Morris International Inc.	360	18,777
		45,693
Trucking - 0.74%
J.B. Hunt Transport Services, Inc.	295	10,585

TOTAL COMMON STOCKS - 98.23%		$1,399,204
(Cost: $1,190,715)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) - 0.96%
CVS Caremark Corporation,
0.240%, 4-12-10	$ 4,000	4,000
McCormick & Co. Inc.,
0.000%, 4-1-10	2,723	2,723
Wisconsin Electric Power Co.,
0.000%, 4-1-10	6,897	6,897
		13,620
Master Note - 0.08%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (D)	1,176	1,176

TOTAL SHORT-TERM SECURITIES - 1.04%		$14,796
(Cost: $14,796)

TOTAL INVESTMENT SECURITIES - 99.27%		$1,414,000
(Cost: $1,205,511)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.73%		10,365

NET ASSETS - 100.00%		$1,424,365

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,399,204	$––	$––
Short-Term Securities	––	14,796	––
Total Investments in Securities	$1,399,204	$14,796	$––

Liabilities
Written Options	$1,132	$––	$––

(A) No dividends were paid during the preceding 12 months.

(B) Securities serve as cover or collateral for the following written options outstanding at March 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Amgen Inc.	Morgan Stanley Smith Barney LLC	––*	April 2010	$62.50	$7	$(3)
Apple Inc.	Morgan Stanley Smith Barney LLC	––*	April 2010	230.00	30	(137)
MasterCard Incorporated, Class A	Morgan Stanley Smith Barney LLC	––*	April 2010	260.00	4	(8)
Smith International, Inc.:	Morgan Stanley Smith Barney LLC	1	April 2010	35.00	35	(469)
	Morgan Stanley Smith Barney LLC	––*	April 2010	36.00	5	(43)
	Morgan Stanley Smith Barney LLC	1	April 2010	37.00	41	(421)
Visa Inc., Class A	Morgan Stanley Smith Barney LLC	––*	June 2010	100.00	40	(42)
					$162	$(1,123)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Visa Inc., Class A	Morgan Stanley Smith Barney LLC	––*	June 2010	$70.00	$42	$(9)

* Not shown due to rounding.

(C) Rate shown is the yield to maturity at March 31, 2010.

(D) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Asset Strategy Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares		Value
Apparel, Accessories & Luxury Goods - 2.03%
Compagnie Financiere Richemont SA (A)	874		$33,836
LVMH Moet Hennessy - Louis Vuitton (A)	279		32,623
			66,459
Automobile Manufacturers - 5.12%
Hyundai Motor Company (A)	1,128		115,158
Volkswagen AG (A)(B)	321		29,439
Volkswagen Aktiengesellschaft (A)(B)	256		23,432
			168,029
Biotechnology - 2.47%
Amgen Inc. (B)	570		34,052
Gilead Sciences, Inc. (B)	698		31,731
Vertex Pharmaceuticals Incorporated (B)	372		15,191
			80,974
Casinos & Gaming - 7.58%
Sands China Ltd. (A)(B)(C)	58,172		92,454
Wynn Macau, Limited (A)(B)(C)	2,644		3,815
Wynn Macau, Limited (A)(B)	12,441		17,946
Wynn Resorts, Limited (D)(E)	1,772		134,356
			248,571
Coal & Consumable Fuels - 1.23%
China Shenhua Energy Company Limited, H Shares (A)	9,303		40,197

Communications Equipment - 1.58%
Cisco Systems, Inc. (B)	1,111		28,920
Juniper Networks, Inc. (B)	745		22,847
			51,767
Computer Hardware - 3.86%
Apple Inc. (B)(E)	363		85,374
Hewlett-Packard Company	534		28,387
Lenovo Group Limited (A)	18,694		12,905
			126,666
Computer Storage & Peripherals - 0.87%
NetApp, Inc. (B)	877		28,565

Construction & Engineering - 0.56%
Larsen & Toubro Limited (A)	502		18,239

Construction & Farm Machinery & Heavy Trucks - 2.06%
Komatsu Ltd. (A)	3,225		67,608

Construction Materials - 1.59%
Holcim Ltd, Registered Shares (A)	378		28,192
Lafarge (A)	343		24,116
			52,308
Consumer Electronics - 0.24%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	246		7,885

Data Processing & Outsourced Services - 2.95%
Redecard S.A. (A)	2,516		46,539
Visa Inc., Class A	551		50,185
			96,724
Distributors - 1.17%
Li & Fung Limited (A)	7,813		38,442

Diversified Banks - 8.58%
Banco Santander (Brasil) S.A., Units (A)	732		9,014
Banco Santander (Brasil) S.A., Units (A)(C)	2,746		33,832
BOC Hong Kong (Holdings) Limited (A)	4,198		10,013
ICICI Bank Limited (A)	1,233		26,166
Industrial and Commercial Bank of China Limited, H Shares (A)	105,035		80,086
Standard Chartered PLC (A)	3,656		99,721
Standard Chartered PLC (A)(C)	821		22,389
			281,221
Diversified Metals & Mining - 2.78%
Anglo American plc (A)(B)	381		16,621
Freeport-McMoRan Copper & Gold Inc., Class B	93		7,727
Xstrata plc (A)	3,519		66,670
			91,018
Hotels, Resorts & Cruise Lines - 2.33%
Ctrip.com International, Ltd. (B)	415		16,273
Starwood Hotels & Resorts Worldwide, Inc. (D)(E)	1,293		60,310
			76,583
Household Products - 1.06%
Colgate-Palmolive Company (E)	409		34,905

Internet Retail - 0.11%
Amazon.com, Inc. (B)	27		3,610

IT Consulting & Other Services - 3.03%
Accenture plc, Class A	1,425		59,774
Cognizant Technology Solutions Corporation, Class A (B)(E)	462		23,548
Infosys Technologies Limited, ADR	276		16,213
			99,535
Life & Health Insurance - 2.85%
China Life Insurance Company Limited, H Shares (A)	18,152		86,970
Prudential plc (A)	793		6,588
			93,558
Mortgage REITs - 1.70%
Annaly Capital Management, Inc.	3,252		55,864

Oil & Gas Drilling - 1.65%
Seadrill Ltd. (A)	1,613		37,593
Transocean Inc. (B)	190		16,395
			53,988
Oil & Gas Equipment & Services - 3.25%
Halliburton Company (E)	1,920		57,838
Schlumberger Limited (E)	771		48,940
			106,778
Oil & Gas Exploration & Production - 1.73%
Anadarko Petroleum Corporation	307		22,388
CNOOC Limited (A)	20,965		34,508
			56,896
Personal Products - 1.66%
Hengan International Group Company Limited (A)	4,282		31,933
Mead Johnson Nutrition Company	428		22,284
			54,217
Real Estate Development - 0.59%
China Resources Land Limited (A)	8,882		19,310

Real Estate Operating Companies - 0.81%
Renhe Commercial Holdings Company Limited (A)(C)	115,000		26,661

Semiconductor Equipment - 1.92%
Applied Materials, Inc. (E)	2,509		33,824
ASML Holding N.V., Ordinary Shares (A)	817		29,188
			63,012
Semiconductors - 9.39%
Intel Corporation	775		17,254
MediaTek Incorporation (A)	5,141		89,189
PMC-Sierra, Inc. (B)	3,339		29,784
Samsung Electronics Co., Ltd. (A)	103		74,249
Taiwan Semiconductor Manufacturing Company Ltd. (A)	50,154		97,124
			307,600
Specialized Finance - 1.19%
Hong Kong Exchanges and Clearing Limited (A)	2,333		38,947

Systems Software - 1.82%
Microsoft Corporation (E)	2,039		59,676

Tobacco - 1.14%
Philip Morris International Inc. (E)	720		37,545

Trading Companies & Distributors - 1.51%
Mitsubishi Corporation (A)	1,888		49,485

Trucking - 1.69%
A.P. Moller - Maersk A/S (A)(C)	2		15,095
A.P. Moller - Maersk A/S (A)	5		40,386
			55,481
Wireless Telecommunication Service - 0.51%
MTN Group Limited (A)	1,084		16,674

TOTAL COMMON STOCKS - 84.61%			$2,774,998
(Cost: $2,244,796)

INVESTMENT FUNDS - 0.16%
Multiple Industry
Vietnam Azalea Fund Limited (B)(F)(G)	1,100		$5,181
(Cost: $7,268)

RIGHTS - 0.00%

Automobile Manufacturers
Volkswagen AG, Rights (A)(B)	256		$159
(Cost: $133)

CORPORATE DEBT SECURITIES	Principal
Construction Materials - 0.08%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (C)(H)	$3,750		2,623

Finance Companies - 0.07%
Toyota Motor Credit Corporation,
4.130%, 1-18-15 (H)	2,400		2,351

Forest Products - 0.04%
Sino-Forest Corporation,
10.250%, 7-28-14 (C)	1,325		1,467

Home Builders - 0.03%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	830		842

Utilities - 0.18%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (I)(J)	BRL8,400		5,901

TOTAL CORPORATE DEBT SECURITIES - 0.40%			$13,184
(Cost: $12,209)

PUT OPTIONS	Numberof Contracts
Euro (Currency),
Jun $1.35, Expires 6-30-10	––	*	1,854

iShares MSCI Emerging Markets Index:
Jun $38.00, Expires 6-21-10	6		441
Jun $38.00, Expires 6-21-10	5		348
Jun $39.00, Expires 6-21-10	2		152
Jun $41.00, Expires 6-21-10	9		1,358

TOTAL PUT OPTIONS - 0.13%			$4,153
(Cost: $6,997)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.28%	Principal
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (K)
5.500%, 9-15-17	$ 1,997		183
5.000%, 11-15-17	962		69
5.000%, 4-15-19	1,227		98
5.000%, 4-15-19	589		42
5.000%, 11-15-22	632		34
5.500%, 3-15-23	1,357		190
5.000%, 5-15-23	1,022		69
5.000%, 8-15-23	794		63
5.500%, 4-15-25	230		12
5.500%, 4-15-25	76		––	*
5.000%, 9-15-25	111		––	*
5.500%, 10-15-25	5,207		850
5.000%, 4-15-26	786		6
5.000%, 10-15-28	2,054		80
5.500%, 2-15-30	592		28
5.000%, 8-15-30	956		39
5.500%, 3-15-31	972		64
5.500%, 10-15-32	3,634		450
5.500%, 5-15-33	2,776		473
6.000%, 11-15-35	1,855		271
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (K)
5.000%, 5-25-22	627		40
5.000%, 7-25-23	6,535		825
5.000%, 8-25-23	1,928		168
5.000%, 11-25-23	1,684		174
5.000%, 9-25-30	2,337		153
5.500%, 6-25-33	1,705		254
5.500%, 8-25-33	3,530		565
5.500%, 12-25-33	3,378		458
5.500%, 4-25-34	4,943		811
5.500%, 11-25-36	6,088		1,002
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (K)
5.000%, 1-20-30	2,005		69
5.000%, 6-20-31	2,468		162
5.500%, 3-20-32	1,855		215
5.000%, 7-20-33	679		77
5.500%, 11-20-33	2,797		342
5.500%, 6-20-35	1,832		284
5.500%, 7-20-35	1,284		202
5.500%, 7-20-35	1,259		119
5.500%, 10-16-35	1,988		286
			$9,227
(Cost: $12,599)

BULLION - 10.52%	Troy Ounces
Gold	310		$345,072
(Cost: $265,875)

SHORT-TERM SECURITIES	Principal
Commercial Paper (L) - 1.83%
American Honda Finance Corp.,
0.180%, 4-23-10	$ 4,000		4,000
Coca-Cola Company (The),
0.150%, 4-12-10	15,000		14,999
Corporacion Andina de Fomento,
0.180%, 4-6-10	19,000		18,999
CVS Caremark Corporation,
0.190%, 4-6-10	7,000		7,000
Hewlett-Packard Company,
0.150%, 4-26-10	10,000		9,999
Straight-A Funding, LLC (Federal Financing Bank),
0.200%, 5-17-10	5,000		4,999
			59,996
Commercial Paper (backed by irrevocable bank letter of credit) (L) - 0.67%
River Fuel Company #2, Inc. (Bank of New York (The)),
0.200%, 4-30-10	16,500		16,497
River Fuel Trust #1 (Bank of New York (The)),
0.170%, 4-30-10	5,700		5,699
			22,196
Master Note - 0.04%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (M)	1,209		1,209

TOTAL SHORT-TERM SECURITIES - 2.54%			$83,401
(Cost: $83,401)

TOTAL INVESTMENT SECURITIES - 98.64%			$3,235,375
(Cost: $2,633,278)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.36%			44,742

NET ASSETS - 100.00%			$3,280,117

Notes to Schedule of Investments
Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,774,998	$––	$––
Investment Funds	––	––	5,181
Rights	159	––	––
Corporate Debt Securities	––	13,184	––
Put Options	1,858	––	2,295
United States Government Agency Obligations	––	9,227	––
Bullion	345,072	––	––
Short-Term Securities	––	83,401	––

Total Investments in Securities	$3,122,087	$105,812	$7,476
Forward Foreign Currency Contracts	$––	$14,744	$––

Liabilities
Forward Foreign Currency Contracts	$––	$6,049	$––
Futures Contracts	$10,004	$––	$––
Written Options	$5,444	$––	$2,881

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Call Options	Written Options
Beginning Balance 7-1-09	$4,114	$43,231	$––
Net realized gain (loss)	––	(83,682)	––
Net unrealized appreciation (depreciation)	1,067	45,741	(1,143)
Purchases	––	3,365	(1,738)
Sales	––	(6,360)	––
Transfers into Level 3 during the period	––	––	––
Transfers out of Level 3 during the period	––	––	––
Ending Balance 3-31-10	$5,181	$2,295	$(2,881)
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$1,067	$(1,069)	$(1,143)

The following forward foreign currency contracts were outstanding at March 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Deutsche Bank AG	116,100	6-18-10	$254	$––
Sell	British Pound	Deutsche Bank AG	12,400	6-18-10	––	133
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	681,600	9-15-10	––	1,265
Buy	Chinese Yuan Renminbi	Citibank, N.A.	179,300	10-25-10	––	747
Sell	Euro	Deutsche Bank AG	94,800	5-27-10	4,670	––
Sell	Euro	Citibank, N.A.	56,300	6-18-10	1,398	––
Sell	Euro	Morgan Stanley International	26,000	6-25-10	62	––
Sell	Euro	Morgan Stanley Smith Barney LLC	45,500	8-10-10	1,087	––
Buy	Japanese Yen	Bank of America NT & SA	518,226	4-21-10	––	276
Sell	Japanese Yen	Goldman Sachs International	18,669,870	7-13-10	1,868	––
Sell	Japanese Yen	Deutsche Bank AG	3,039,882	12-13-10	2,095	––
Sell	Japanese Yen	Citibank, N.A.	10,491,000	12-20-10	1,654	––
Buy	Norwegian Krone	Morgan Stanley Smith Barney LLC	103,512	8-10-10	123	––
Buy	Norwegian Krone	Morgan Stanley Smith Barney LLC	270,279	8-10-10	––	168
Buy	Norwegian Krone	Citibank, N.A.	735	10-20-10	––*	––
Sell	Norwegian Krone	Bank of America NT & SA	242	10-20-10	––	––*
Sell	South African Rand	Deutsche Bank AG	216,300	6-18-10	––	419
Buy	South Korean Won	Goldman Sachs International	128,399,999	7-13-10	361	––
Buy	South Korean Won	Goldman Sachs International	100,477,000	7-13-10	––	528
Buy	Swedish Krona	Deutsche Bank AG	255,172	5-27-10	1,113	––
Buy	Swedish Krona	Deutsche Bank AG	696,656	5-27-10	––	1,994
Buy	Swedish Krona	Deutsche Bank AG	49,450	12-13-10	50	––
Buy	Swedish Krona	Deutsche Bank AG	197,800	12-13-10	––	519
Buy	Swiss Franc	Deutsche Bank AG	926	8-25-10	9	––
					$14,744	$6,049

* Not shown due to rounding.

(A) Listed on an exchange outside the United States.

(B) No dividends were paid during the preceding 12 months.

(C) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $198,336 or 6.05% of net assets.

(D) Securities serve as cover or collateral for the following written options outstanding at March 31, 2010:
Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
iShares MSCI Emerging Markets Index:	Morgan Stanley Smith Barney LLC	6	June 2010	$38.00	$1,738	$(2,881)
	Morgan Stanley Smith Barney LLC	5	June 2010	38.00	1,428	(2,409)
	Morgan Stanley Smith Barney LLC	2	June 2010	39.00	475	(661)
	Morgan Stanley Smith Barney LLC	9	June 2010	41.00	2,215	(2,374)
					$5,856	$(8,325)

(E) Securities serve as collateral for the following open futures contracts at March 31, 2010:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
Hang Seng Index	Short	4-30-10	1	$(178,141)	$(2,781)
Hang Seng China Enterprises Index	Short	4-30-10	2	(125,159)	(4,111)
KOSPI 200 Index	Short	6-10-10	1	(50,573)	(1,165)
S&P/ASX 200 Index	Short	6-17-10	1	(111,707)	(964)
Dow Jones Euro STOXX 50 Index	Short	6-18-10	5	(199,545)	(983)
				$(665,125)	$(10,004)

(F) Illiquid restricted security. At March 31, 2010, the following restricted security was owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$5,181

The total value of this security represented approximately 0.16% of net assets at March 31, 2010.

(G) Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at March 31, 2010.

(H) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(I) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $5,901 or 0.18% of net assets.

(J) Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(K) Amount shown in principal column represents notional amount for computation of interest.

(L) Rate shown is the yield to maturity at March 31, 2010.

(M) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Continental Income Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.19%
Honeywell International Inc.	167	$7,574

Air Freight & Logistics - 1.12%
Expeditors International of Washington, Inc.	192	7,089

Apparel, Accessories & Luxury Goods - 1.35%
V.F. Corporation	107	8,584

Auto Parts & Equipment - 1.07%
BorgWarner Inc. (A)	178	6,796

Automobile Manufacturers - 0.67%
Ford Motor Company (A)	340	4,279

Biotechnology - 1.27%
Gilead Sciences, Inc. (A)	177	8,036

Casinos & Gaming - 1.45%
Wynn Resorts, Limited	122	9,229

Communications Equipment - 3.32%
Cisco Systems, Inc. (A)	615	16,019
QUALCOMM Incorporated	120	5,018
		21,037
Computer Hardware - 4.74%
Apple Inc. (A)	73	17,196
Hewlett-Packard Company	242	12,836
		30,032
Construction & Engineering - 0.77%
Quanta Services, Inc. (A)	254	4,867

Data Processing & Outsourced Services - 0.99%
Paychex, Inc.	205	6,281

Department Stores - 0.86%
Macy's Inc.	250	5,434

Distillers & Vintners - 1.02%
Brown-Forman Corporation, Class B	109	6,486

Diversified Banks - 1.10%
Wells Fargo & Company	224	6,971

Diversified Chemicals - 1.53%
Dow Chemical Company (The)	329	9,729

Electric Utilities - 0.87%
Exelon Corporation	126	5,498

Electrical Components & Equipment - 2.36%
Emerson Electric Co.	296	14,910

Footwear - 1.05%
NIKE, Inc., Class B	90	6,630

General Merchandise Stores - 1.28%
Target Corporation	155	8,132

Health Care Distributors - 0.37%
Henry Schein, Inc. (A)	40	2,332

Health Care Supplies - 1.71%
DENTSPLY International Inc.	311	10,828

Home Improvement Retail - 1.60%
Home Depot, Inc. (The)	315	10,174

Hotels, Resorts & Cruise Lines - 2.24%
Carnival Corporation	151	5,878
Hyatt Hotels Corporation, Class A (A)	213	8,290
		14,168
Household Products - 2.55%
Colgate-Palmolive Company	189	16,089

Human Resource & Employment Services - 1.17%
Manpower Inc.	130	7,403

Industrial Conglomerates - 2.21%
General Electric Company	421	7,655
Textron Inc.	300	6,373
		14,028
Industrial Machinery - 1.21%
Illinois Tool Works Inc.	162	7,691

Integrated Oil & Gas - 1.77%
ConocoPhillips	91	4,656
Exxon Mobil Corporation	98	6,554
		11,210
IT Consulting & Other Services - 1.05%
Accenture plc, Class A	159	6,683

Oil & Gas Equipment & Services - 3.06%
Halliburton Company	230	6,933
National Oilwell Varco, Inc.	196	7,961
Schlumberger Limited	72	4,544
		19,438
Oil & Gas Exploration & Production - 1.12%
Apache Corporation	70	7,105

Other Diversified Financial Services - 4.68%
Bank of America Corporation	643	11,476
JPMorgan Chase & Co.	409	18,302
		29,778
Personal Products - 1.97%
Estee Lauder Companies Inc. (The), Class A	193	12,487

Pharmaceuticals - 2.51%
Abbott Laboratories	167	8,808
Allergan, Inc.	110	7,192
		16,000
Property & Casualty Insurance - 1.59%
Travelers Companies, Inc. (The)	187	10,071

Railroads - 1.61%
Union Pacific Corporation	140	10,225

Real Estate Management & Development - 1.17%
CB Richard Ellis Group, Inc., Class A (A)	466	7,391

Regional Banks - 2.32%
BB&T Corporation	202	6,527
PNC Financial Services Group, Inc. (The)	137	8,178
		14,705
Semiconductor Equipment - 0.76%
ASML Holding N.V., NY Registry Shares	135	4,793

Semiconductors - 3.87%
Intel Corporation	312	6,941
Microchip Technology Incorporated	467	13,156
Texas Instruments Incorporated	183	4,478
		24,575
Soft Drinks - 1.78%
PepsiCo, Inc.	171	11,320

Systems Software - 1.61%
Microsoft Corporation	349	10,201

Tobacco - 1.14%
Philip Morris International Inc.	139	7,261

TOTAL COMMON STOCKS - 73.08%		$463,550
(Cost: $352,913)

CORPORATE DEBT SECURITIES	Principal
Airlines - 0.25%
Southwest Airlines Co.,
6.500%, 3-1-12	$1,500	1,593

Automobile Manufacturers - 0.95%
Ford Motor Company, Convertible,
4.250%, 11-15-16	4,000	5,985

Banking - 1.50%
Barclays Bank PLC:
5.000%, 9-22-16	1,000	1,027
5.125%, 1-8-20	2,000	1,972
Deutsche Bank AG,
3.450%, 3-30-15	750	745
JPMorgan Chase & Co.:
4.650%, 6-1-14	3,000	3,169
7.900%, 4-29-49	1,000	1,066
U.S. Bancorp,
4.200%, 5-15-14	1,500	1,574
		9,553
Beverage / Bottling - 0.42%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10-15-12	1,000	1,027
5.375%, 11-15-14 (B)	1,500	1,624
		2,651
Broadcasting - 0.38%
CBS Corporation,
8.875%, 5-15-19	2,000	2,417

Cable & Satellite - 0.20%
Time Warner Cable Inc.,
3.500%, 2-1-15	1,250	1,251

Communications Equipment - 0.41%
Cisco Systems, Inc.:
5.250%, 2-22-11	2,000	2,082
2.900%, 11-17-14	500	506
		2,588
Computer Hardware - 0.47%
International Business Machines Corporation,
2.100%, 5-6-13	3,000	3,021

Construction & Farm Machinery & Heavy Trucks - 0.21%
John Deere Capital Corporation,
5.250%, 10-1-12	1,250	1,357

Consumer Finance - 0.07%
American Express Credit Corporation,
5.125%, 8-25-14	400	425

Department Stores - 0.33%
Kohl's Corporation,
6.300%, 3-1-11	2,000	2,091

Distillers & Vintners - 0.32%
Diageo Capital plc,
4.375%, 5-3-10	2,000	2,006

Diversified Chemicals - 0.16%
E.I. du Pont de Nemours and Company,
3.250%, 1-15-15	1,000	1,006

Education Services - 0.16%
Yale University,
2.900%, 10-15-14	1,000	1,008

Finance - Other - 0.53%
Western Union Company (The),
6.500%, 2-26-14	3,000	3,383

Food Processors - 0.17%
Kellogg Company,
4.450%, 5-30-16	1,000	1,062

Food Retail - 0.34%
Kroger Co. (The),
6.200%, 6-15-12	2,000	2,171

Health Care Supply - 0.16%
Medtronic, Inc.,
3.000%, 3-15-15	1,000	995

Home Improvement Retail - 0.33%
Home Depot, Inc. (The),
5.200%, 3-1-11	2,000	2,077

Industrial Conglomerates - 0.08%
Textron Inc.,
6.200%, 3-15-15	500	530

Industrial Gases - 0.42%
Praxair, Inc.,
4.375%, 3-31-14	2,500	2,661

Industrial Machinery - 0.43%
Illinois Tool Works Inc.,
5.150%, 4-1-14	2,500	2,729

Integrated Oil & Gas - 0.59%
Chevron Corporation,
3.450%, 3-3-12	1,000	1,041
ConocoPhillips,
4.750%, 2-1-14	2,500	2,689
		3,730
Integrated Telecommunication Services - 0.34%
AT&T Inc.,
4.850%, 2-15-14	2,000	2,147

Investment Banking & Brokerage - 0.47%
Morgan Stanley,
4.100%, 1-26-15	3,000	2,984

Life Insurance - 0.41%
MetLife Global Funding I,
5.125%, 6-10-14 (B)	1,500	1,589
Prudential Financial, Inc.,
4.750%, 9-17-15	1,000	1,029
		2,618
Metals / Mining - 0.49%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,500	1,899
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	1,000	1,205
		3,104
Movies & Entertainment - 0.16%
Viacom Inc.,
4.375%, 9-15-14	1,000	1,033

Multi-Utilities - 0.16%
Duke Energy Ohio, Inc.,
2.100%, 6-15-13	1,000	1,001

Office Electronics - 0.16%
Xerox Corporation,
4.250%, 2-15-15	1,000	1,008

Oil & Gas - 0.16%
Cenovus Energy Inc.,
4.500%, 9-15-14 (B)	1,000	1,043

Oil & Gas Exploration & Production - 0.52%
Anadarko Petroleum Corporation,
5.950%, 9-15-16	2,000	2,178
XTO Energy Inc.,
7.500%, 4-15-12	1,000	1,120
		3,298
Packaged Foods & Meats - 0.32%
Kraft Foods Inc.,
4.125%, 2-9-16	2,000	2,026

Pharmaceuticals - 1.33%
Abbott Laboratories,
3.750%, 3-15-11	2,000	2,052
Novartis Capital Corporation,
1.900%, 4-24-13	500	500
Pfizer Inc.,
4.450%, 3-15-12	2,500	2,650
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	3,000	3,240
		8,442
Property & Casualty Insurance - 0.50%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (B)	3,000	3,159

Restaurants - 0.08%
YUM! Brands, Inc.,
4.250%, 9-15-15	500	512

Retail Stores - Other - 0.14%
Wal-Mart Stores, Inc.,
2.875%, 4-1-15	875	874

Service - Other - 0.08%
Republic Services, Inc.,
5.000%, 3-1-20 (C)	500	490

Soft Drinks - 0.72%
Coca-Cola Enterprises Inc.:
3.750%, 3-1-12	1,000	1,048
6.700%, 10-15-36	2,000	2,304
PepsiCo, Inc.,
3.750%, 3-1-14	1,250	1,307
		4,659
Systems Software - 0.08%
Microsoft Corporation,
2.950%, 6-1-14	500	508

Technology - 0.31%
Xerox Capital Trust I,
8.000%, 2-1-27	2,000	1,962

Telecommunications - 0.16%
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15 (C)	1,000	1,003

Tobacco - 0.12%
Philip Morris International Inc.,
4.500%, 3-26-20	750	732

Wireless Telecommunication Service - 0.24%
American Tower Corporation,
4.625%, 4-1-15	1,500	1,543

TOTAL CORPORATE DEBT SECURITIES - 15.83%		$100,436
(Cost: $94,314)

OTHER GOVERNMENT SECURITIES - 0.24%
Qatar
State of Qatar,
4.000%, 1-20-15 (B)	1,500	$1,528

(Cost: $1,498)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.52%
National Archives Facility Trust,
8.500%, 9-1-19	2,778	3,314

Mortgage-Backed Obligations - 1.41%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12-1-31	364	401
6.500%, 1-1-32	220	243
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7-1-18	1,747	1,838
4.500%, 9-1-19	4,255	4,450
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.000%, 8-15-16	29	32
9.000%, 10-15-16	2	2
9.000%, 1-15-17	1	1
9.000%, 1-15-17	1	1
9.000%, 3-15-17	12	13
9.000%, 4-15-17	16	17
4.000%, 9-15-18	1,672	1,733
6.500%, 8-15-28	203	224
		8,955

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.93%		$12,269
(Cost: $11,426)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 0.61%
United States Treasury Notes,
3.000%, 7-15-12 (D)	3,615	3,895

Treasury Obligations - 6.88%
United States Treasury Bonds:
7.250%, 5-15-16	8,500	10,551
6.250%, 8-15-23	5,000	6,008
United States Treasury Notes:
4.250%, 11-15-14	10,000	10,836
4.250%, 8-15-15	15,000	16,194
		43,589

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 7.49%		$47,484
(Cost: $42,612)

SHORT-TERM SECURITIES
Commercial Paper (E) - 0.63%
Bemis Company, Inc.,
0.210%, 4-7-10	4,000	4,000

Master Note - 0.67%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (F)	4,266	4,266

TOTAL SHORT-TERM SECURITIES - 1.30%		$8,266
(Cost: $8,266)

TOTAL INVESTMENT SECURITIES - 99.87%		$633,533
(Cost: $511,029)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.13%		839

NET ASSETS - 100.00%		$634,372

Notes to Schedule of Investments
Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$463,550	$––	$––
Corporate Debt Securities	––	100,436	––
Other Government Securities	––	1,528	––
United States Government Agency Obligations	––	12,269	––
United States Government Obligations	––	47,484	––
Short-Term Securities	––	8,266	––
Total Investments in Securities	$463,550	$169,983	$––

(A) No dividends were paid during the preceding 12 months.

(B) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $12,183 or 1.92% of net assets.

(C) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $1,493 or 0.24% of net assets.

(D) The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(E) Rate shown is the yield to maturity at March 31, 2010.

(F) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Core Investment Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 0.73%
Omnicom Group Inc.	529	$20,519

Asset Management & Custody Banks - 1.41%
Blackstone Group L.P. (The)	2,823	39,519

Biotechnology - 3.81%
Amgen Inc. (A)	1,781	106,403

Broadcasting - 2.40%
CBS Corporation, Class B	4,818	67,164

Casinos & Gaming - 1.57%
Wynn Resorts, Limited	579	43,875

Communications Equipment - 4.20%
Juniper Networks, Inc. (A)	2,169	66,558
QUALCOMM Incorporated	1,209	50,783
		117,341
Computer Hardware - 4.81%
Apple Inc. (A)	99	23,352
Hewlett-Packard Company	2,086	110,871
		134,223
Computer Storage & Peripherals - 1.21%
NetApp, Inc. (A)	1,043	33,973

Construction & Farm Machinery & Heavy Trucks - 1.43%
PACCAR Inc	921	39,938

Consumer Finance - 4.73%
Capital One Financial Corporation	3,195	132,322

Data Processing & Outsourced Services - 2.82%
MasterCard Incorporated, Class A	117	29,616
Visa Inc., Class A	542	49,330
		78,946
Department Stores - 5.38%
Macy's Inc.	3,021	65,777
Nordstrom, Inc.	2,074	84,706
		150,483
Diversified Banks - 5.34%
Comerica Incorporated	728	27,711
Wells Fargo & Company	3,904	121,491
		149,202
Diversified Chemicals - 2.87%
Dow Chemical Company (The)	2,714	80,239

General Merchandise Stores - 1.26%
Target Corporation	669	35,174

Health Care Equipment - 0.99%
Baxter International Inc.	477	27,773

Hotels, Resorts & Cruise Lines - 1.78%
Starwood Hotels & Resorts Worldwide, Inc.	1,066	49,718

Hypermarkets & Super Centers - 1.85%
Costco Wholesale Corporation	866	51,715

Industrial Conglomerates - 3.53%
Textron Inc.	4,650	98,715

Industrial Machinery - 3.15%
Eaton Corporation	207	15,673
Parker Hannifin Corporation	1,118	72,372
		88,045
Internet Retail - 1.40%
Amazon.com, Inc. (A)	289	39,281

Investment Banking & Brokerage - 3.49%
Charles Schwab Corporation (The)	3,148	58,830
Lazard Group LLC	1,088	38,838
		97,668
IT Consulting & Other Services - 0.25%
Accenture plc, Class A	169	7,098

Oil & Gas Equipment & Services - 5.57%
Halliburton Company	2,299	69,259
Schlumberger Limited	932	59,145
Smith International, Inc.	638	27,322
		155,726
Oil & Gas Exploration & Production - 2.90%
Noble Energy, Inc.	577	42,092
Southwestern Energy Company (A)	961	39,122
		81,214
Other Diversified Financial Services - 6.79%
Bank of America Corporation	6,557	117,038
JPMorgan Chase & Co.	1,625	72,702
		189,740
Personal Products - 2.54%
Estee Lauder Companies Inc. (The), Class A	1,096	71,079

Pharmaceuticals - 1.99%
Teva Pharmaceutical Industries Limited, ADR	884	55,792

Railroads - 3.23%
Union Pacific Corporation	1,234	90,423

Semiconductor Equipment - 3.28%
Applied Materials, Inc.	5,186	69,910
Lam Research Corporation (A)	586	21,881
		91,791
Semiconductors - 4.78%
Altera Corporation	894	21,728
Intel Corporation	2,512	55,921
Microchip Technology Incorporated	1,991	56,070
		133,719
Soft Drinks - 2.69%
Coca-Cola Company (The)	1,370	75,344

Steel - 1.03%
ArcelorMittal	659	28,928

Tobacco - 1.95%
Philip Morris International Inc.	1,044	54,439

TOTAL COMMON STOCKS - 97.16%		$2,717,529

(Cost: $2,194,530)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 3.25%
Citigroup Funding Inc.,
0.190%, 4-22-10	$ 5,000	4,999
Clorox Co.,
0.270%, 4-30-10	5,000	4,999
CVS Caremark Corporation,
0.240%, 4-12-10	5,000	5,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.240%, 4-20-10	5,000	4,999
Hewlett-Packard Company,
0.150%, 4-26-10	5,000	4,999
ITT Corporation,
0.250%, 4-14-10	10,000	9,999
Kitty Hawk Funding Corp.:
0.180%, 4-6-10	8,000	8,000
0.210%, 5-5-10	7,000	6,999
McCormick & Co. Inc.,
0.000%, 4-1-10	5,100	5,100
Proctor & Gamble International Funding S.C.A (Proctor & Gamble Company (The)),
0.160%, 4-28-10	26,000	25,997
Straight-A Funding, LLC (Federal Financing Bank),
0.190%, 5-7-10	10,000	9,998
		91,089
Master Note - 0.04%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (C)	982	982

TOTAL SHORT-TERM SECURITIES - 3.29%		$92,071
(Cost: $92,071)

TOTAL INVESTMENT SECURITIES - 100.45%		$2,809,600
(Cost: $2,286,601)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.45%)		(12,698)

NET ASSETS - 100.00%		$2,796,902

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,717,529	$––	$––
Short-Term Securities	––	92,071	––

Total Investments in Securities	$2,717,529	$92,071	$––

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2010.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Dividend Opportunities Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods - 1.50%
V.F. Corporation	125	$10,015

Asset Management & Custody Banks - 1.68%
T. Rowe Price Group, Inc.	205	11,244

Brewers - 0.40%
Molson Coors Brewing Company, Class B	63	2,660

Communications Equipment - 1.88%
QUALCOMM Incorporated	299	12,551

Computer Hardware - 2.51%
Hewlett-Packard Company	315	16,748

Construction & Engineering - 1.87%
Fluor Corporation	268	12,462

Construction & Farm Machinery & Heavy Trucks - 2.95%
Deere & Company	332	19,738

Consumer Finance - 2.68%
Capital One Financial Corporation	433	17,918

Data Processing & Outsourced Services - 2.01%
Visa Inc., Class A	148	13,427

Department Stores - 1.77%
Macy's Inc.	544	11,853

Diversified Banks - 3.39%
Barclays PLC, ADR	432	9,397
Wells Fargo & Company	425	13,226
		22,623
Diversified Chemicals - 3.12%
Dow Chemical Company (The)	351	10,388
PPG Industries, Inc.	160	10,481
		20,869
Diversified Metals & Mining - 2.46%
Rio Tinto plc, ADR	55	13,103
Southern Copper Corporation	105	3,335
		16,438
Electrical Components & Equipment - 2.77%
Emerson Electric Co.	367	18,485

Fertilizers & Agricultural Chemicals - 1.58%
Monsanto Company	147	10,524

Health Care Equipment - 0.78%
Stryker Corporation	91	5,204

Home Improvement Retail - 0.95%
Lowe's Companies, Inc.	261	6,324

Homebuilding - 1.46%
D.R. Horton, Inc.	772	9,727

Hotels, Resorts & Cruise Lines - 2.30%
Starwood Hotels & Resorts Worldwide, Inc.	331	15,423

Household Products - 4.20%
Colgate-Palmolive Company	251	21,422
Procter & Gamble Company (The)	105	6,618
		28,040
Industrial Conglomerates - 1.33%
Textron Inc.	419	8,888

Industrial Gases - 0.50%
Air Products and Chemicals, Inc.	45	3,320

Industrial Machinery - 1.85%
Illinois Tool Works Inc.	261	12,375

Integrated Oil & Gas - 2.94%
Exxon Mobil Corporation	293	19,652

Integrated Telecommunication Services - 1.48%
AT&T Inc.	381	9,857

Mortgage REITs - 0.93%
Annaly Capital Management, Inc.	363	6,238

Multi-Utilities - 1.11%
Dominion Resources, Inc.	180	7,400

Oil & Gas Drilling - 1.34%
Transocean Inc. (A)	104	8,984

Oil & Gas Equipment & Services - 10.15%
Halliburton Company	729	21,953
National Oilwell Varco, Inc.	225	9,118
Schlumberger Limited	374	23,735
Smith International, Inc.	304	13,019
		67,825
Oil & Gas Exploration & Production - 1.97%
Apache Corporation	130	13,175

Other Diversified Financial Services - 4.55%
Bank of America Corporation	682	12,165
JPMorgan Chase & Co.	407	18,230
		30,395
Paper Packaging - 0.50%
Sonoco Products Company	108	3,311

Pharmaceuticals - 3.01%
Abbott Laboratories	255	13,441
Teva Pharmaceutical Industries Limited, ADR	106	6,693
		20,134
Railroads - 4.56%
Norfolk Southern Corporation	196	10,957
Union Pacific Corporation	266	19,480
		30,437
Restaurants - 1.06%
McDonald's Corporation	106	7,066

Semiconductors - 4.73%
Intel Corporation	360	8,017
Microchip Technology Incorporated	837	23,565
		31,582
Soft Drinks - 1.74%
Coca-Cola Company (The)	211	11,591

Specialized Finance - 1.39%
CME Group Inc.	29	9,278

Steel - 1.00%
Nucor Corporation	148	6,707

Systems Software - 1.92%
Microsoft Corporation	439	12,842

Tobacco - 5.86%
Altria Group, Inc.	289	5,935
Lorillard, Inc.	168	12,655
Philip Morris International Inc.	395	20,617
		39,207

TOTAL COMMON STOCKS - 96.18%		$642,537
(Cost: $536,417)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 3.33%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.240%, 4-21-10	$ 5,000	4,999
Straight-A Funding, LLC (Federal Financing Bank):
0.170%, 4-14-10	5,000	5,000
0.200%, 5-17-10	6,000	5,998
Wisconsin Electric Power Co.,
0.000%, 4-1-10	6,223	6,223
		22,220
Master Note - 0.33%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (C)	2,217	2,217

TOTAL SHORT-TERM SECURITIES - 3.66%		$24,437
(Cost: $24,437)

TOTAL INVESTMENT SECURITIES - 99.84%		$666,974
(Cost: $560,854)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.16%		1,060

NET ASSETS - 100.00%		$668,034

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$642,537	$––	$––
Short-Term Securities	––	24,437	––

Total Investments in Securities	$642,537	$24,437	$––

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2010.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Energy Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels - 4.88%
Alpha Natural Resources, Inc. (A)	39	$1,947
Arch Coal, Inc.	102	2,324
Cameco Corporation	38	1,054
CONSOL Energy Inc.	46	1,969
Peabody Energy Corporation	76	3,470
		10,764
Construction & Engineering - 4.74%
Chicago Bridge & Iron Company N.V., NY Shares (A)	101	2,349
Fluor Corporation	104	4,823
Jacobs Engineering Group Inc. (A)	73	3,299
		10,471
Construction & Farm Machinery & Heavy Trucks - 2.06%
Bucyrus International, Inc., Class A	69	4,547

Diversified Metals & Mining - 1.08%
BHP Billiton Limited, ADR	30	2,386

Electric Utilities - 2.47%
Entergy Corporation	40	3,238
Exelon Corporation	51	2,217
		5,455
Electrical Components & Equipment - 0.34%
First Solar, Inc. (A)	6	742

Integrated Oil & Gas - 13.48%
ConocoPhillips	62	3,160
Exxon Mobil Corporation	92	6,149
Hess Corporation	50	3,156
Marathon Oil Corporation	61	1,938
Occidental Petroleum Corporation	79	6,687
Petroleo Brasileiro S.A. - Petrobras, ADR	121	5,365
Suncor Energy Inc.	101	3,270
		29,725
Oil & Gas Drilling - 6.85%
ENSCO International Incorporated	48	2,158
Helmerich & Payne, Inc.	138	5,261
Nabors Industries Ltd. (A)	169	3,308
Transocean Inc. (A)	51	4,388
		15,115
Oil & Gas Equipment & Services - 24.63%
Baker Hughes Incorporated	71	3,337
BJ Services Company	175	3,734
Cameron International Corporation (A)	143	6,120
FMC Technologies, Inc. (A)	66	4,288
Halliburton Company	288	8,675
National Oilwell Varco, Inc.	184	7,479
Schlumberger Limited	132	8,402
Smith International, Inc.	141	6,055
Tenaris S.A., ADR	145	6,235
		54,325
Oil & Gas Exploration & Production - 26.60%
Anadarko Petroleum Corporation	53	3,834
Apache Corporation	62	6,339
Cabot Oil & Gas Corporation	62	2,298
CNOOC Limited, ADR	16	2,625
Continental Resources, Inc. (A)	139	5,900
Devon Energy Corporation	69	4,468
EOG Resources, Inc.	54	5,023
Newfield Exploration Company (A)	131	6,837
Noble Energy, Inc.	87	6,318
SandRidge Energy, Inc. (A)	245	1,884
Southwestern Energy Company (A)	210	8,558
Ultra Petroleum Corp. (A)	99	4,593
		58,677
Oil & Gas Refining & Marketing - 2.16%
Clean Energy Fuels Corp. (A)	119	2,716
Valero Energy Corporation	104	2,039
		4,755
Oil & Gas Storage & Transportation - 6.03%
El Paso Corporation	313	3,395
El Paso Pipeline Partners, L.P.	113	3,153
Enbridge Inc.	91	4,363
Williams Companies, Inc. (The)	103	2,389
		13,300

TOTAL COMMON STOCKS - 95.32%		$210,262
(Cost: $192,515)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 3.32%
American Honda Finance Corp.,
0.180%, 4-23-10	$ 3,500	3,500
Wisconsin Electric Power Co.,
0.000%, 4-1-10	3,840	3,840
		7,340
Master Note - 1.36%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (C)	2,991	2,991

TOTAL SHORT-TERM SECURITIES - 4.68%		$10,331
(Cost: $10,331)

TOTAL INVESTMENT SECURITIES - 100.00%		$220,593
(Cost: $202,846)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.00%		––	*

NET ASSETS - 100.00%		$220,593

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$210,262	$––	$––
Short-Term Securities	––	10,331	––

Total Investments in Securities	$210,262	$10,331	$––
* Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2010.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.
The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
International Growth Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia - 6.16%
BHP Billiton Plc (A)	287	$11,463
Foster's Group Limited (A)	2,323	11,278
Telstra Corporation Limited (A)(B)	353	969
Telstra Corporation Limited (A)	4,148	11,380
		35,090
Belgium - 1.92%
InBev NV (A)	217	10,943

Brazil - 3.73%
Banco Santander (Brasil) S.A., Units (A)(B)	397	4,885
BM&FBOVESPA S.A. - Bolsa de Valores, Mercadorias eFuturos (A)(C)	929	6,237
Petroleo Brasileiro S.A. - Petrobras, ADR	228	10,132
		21,254
Canada - 1.69%
Canadian Natural Resources Limited (A)	85	6,321
Research In Motion Limited (C)	45	3,313
		9,634
China - 3.86%
China Life Insurance Company Limited, ADR	140	10,051
Sino-Forest Corporation, Class A (A)(C)	292	5,717
Wynn Macau, Limited (A)(C)	4,304	6,208
		21,976
France - 7.87%
Cap Gemini SA (A)	86	4,216
Pinault-Printemps-Redoute SA (A)	78	10,354
Technip-Coflexip (A)	131	10,691
VINCI (A)	333	19,617
		44,878
Germany - 6.06%
adidas AG (A)	116	6,205
Bayer Aktiengesellschaft (A)	104	7,044
Deutsche Boerse AG (A)	101	7,491
QIAGEN N.V. (A)(C)	257	5,908
SAP Aktiengesellschaft (A)	164	7,919
		34,567
Hong Kong - 3.56%
Cheung Kong (Holdings) Limited (A)	771	9,930
Henderson Land Development Company Limited (A)	1,470	10,356
		20,286
India - 0.50%
ACC Limited (A)	133	2,824

Italy - 2.80%
Saipem S.p.A. (A)	271	10,479
Tenaris S.A. (A)	254	5,490
		15,969
Japan - 17.84%
Bridgestone Corporation (A)	358	6,117
Honda Motor Co., Ltd. (A)	333	11,747
KONAMI CORPORATION (A)	390	7,521
Mitsubishi Corporation (A)	716	18,753
Mitsubishi Electric Corporation (A)	1,742	16,006
Mitsui & Co., Ltd. (A)	427	7,172
Nissin Kogyo Co., Ltd. (A)	430	7,017
Shin-Etsu Chemical Co., Ltd. (A)	174	10,083
Tokyo Electron Limited (A)	262	17,349
		101,765
Mexico - 1.34%
Grupo Modelo, S.A.B. de C.V., Series C (A)	1,292	7,626

Netherlands - 1.96%
ASML Holding N.V., Ordinary Shares (A)	94	3,360
Koninklijke KPN N.V. (A)	492	7,788
		11,148
Spain - 2.78%
Tecnicas Reunidas, S.A. (A)	142	8,941
Telefonica, S.A. (A)	292	6,923
		15,864
Switzerland - 8.77%
Nestle S.A., Registered Shares (A)	444	22,745
Roche Holdings AG, Genusscheine (A)	87	14,092
Swatch Group Ltd (The), Bearer Shares (A)	5	1,495
TEMENOS Group AG (A)(C)	397	11,686
		50,018
United Kingdom - 21.60%
Barclays PLC (A)	2,149	11,750
British American Tobacco p.l.c. (A)	426	14,685
Capita Group Plc (The) (A)	900	10,335
IG Group Holdings plc (A)(B)	797	4,866
Informa plc (A)	1,519	8,925
International Power plc (A)	1,775	8,592
Prudential plc (A)	1,191	9,892
Reckitt Benckiser Group plc (A)	282	15,497
Serco Group plc (A)	1,199	10,939
tesco plc (A)	1,033	6,823
Vodafone Group Plc (A)	4,213	9,718
Xstrata plc (A)	589	11,160
		123,182
United States - 1.03%
QUALCOMM Incorporated	139	5,846

TOTAL COMMON STOCKS - 93.47%		$532,870
(Cost: $440,849)

PREFERRED STOCKS - 2.55%
Germany
Fresenius AG (A)	138	10,394
Henkel AG & Co. KGaA (A)	77	4,115
(Cost: $7,563)		$14,509

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) - 1.25%
Wisconsin Electric Power Co.,
0.000%, 4-1-10	$ 7,114	7,114

Master Note - 0.20%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (E)	1,124	1,124

TOTAL SHORT-TERM SECURITIES - 1.45%		$8,238
(Cost: $8,238)

TOTAL INVESTMENT SECURITIES - 97.47%		$555,617
(Cost: $456,650)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.53%		14,400

NET ASSETS - 100.00%		$570,017

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$532,870	$––	$––
Preferred Stocks	14,509	––	––
Short-Term Securities	––	8,238	––

Total Investments in Securities	$547,379	$8,238	$––
Forward Foreign Currency Contracts	$––	$4,750	$––

The following forward foreign currency contracts were outstanding at March 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Goldman Sachs International	37,900	5-10-10	$1,657	$––
Sell	Euro	Goldman Sachs International	55,300	5-10-10	599	––
Sell	Japanese Yen	Citibank, N.A.	5,195,000	12-20-10	2,494	––

					$4,750	$––

(A) Listed on an exchange outside the United States.

(B) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $10,720 or 1.88% of net assets.

(C) No dividends were paid during the preceding 12 months.

(D) Rate shown is the yield to maturity at March 31, 2010.

(E) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
New Concepts Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics - 3.62%
C.H. Robinson Worldwide, Inc.	340	$19,000
Expeditors International of Washington, Inc.	636	23,481
		42,481
Apparel Retail - 5.45%
Coldwater Creek Inc. (A)	2,164	15,018
J. Crew Group, Inc. (A)	542	24,880
Urban Outfitters, Inc. (A)	629	23,921
		63,819
Apparel, Accessories & Luxury Goods - 2.25%
Columbia Sportswear Company	180	9,455
lululemon athletica inc. (A)	407	16,895
		26,350
Application Software - 4.42%
salesforce.com, inc. (A)	244	18,188
Solera Holdings, Inc.	764	29,528
SuccessFactors, Inc. (A)	215	4,094
		51,810
Auto Parts & Equipment - 1.11%
BorgWarner Inc. (A)	342	13,058

Computer Storage & Peripherals - 3.50%
NetApp, Inc. (A)	890	28,975
QLogic Corporation (A)	595	12,079
		41,054
Construction & Engineering - 0.88%
Quanta Services, Inc. (A)	539	10,327

Consumer Finance - 2.16%
Discover Financial Services	1,702	25,360

Data Processing & Outsourced Services - 2.86%
Paychex, Inc.	1,092	33,524

Department Stores - 1.15%
Nordstrom, Inc.	331	13,521

Distillers & Vintners - 1.56%
Brown-Forman Corporation, Class B	308	18,292

Electrical Components & Equipment - 3.48%
Cooper Industries, Ltd., Class A	291	13,927
Hubbell Incorporated, Class B	261	13,162
Roper Industries, Inc.	237	13,708
		40,797
Environmental & Facilities Services - 1.05%
Stericycle, Inc. (A)	225	12,263

Food Retail - 4.03%
Whole Foods Market, Inc. (A)	1,308	47,284

Gas Utilities - 1.66%
Equitable Resources, Inc.	476	19,516

Health Care Distributors - 1.75%
Henry Schein, Inc. (A)	348	20,474

Health Care Equipment - 5.52%
Hologic, Inc. (A)	1,386	25,700
Hospira, Inc. (A)	475	26,908
Intuitive Surgical, Inc. (A)	35	12,185
		64,793
Health Care Technology - 0.24%
Cerner Corporation (A)	33	2,811

Homefurnishing Retail - 1.17%
Williams-Sonoma, Inc.	522	13,723

Hotels, Resorts & Cruise Lines - 2.61%
Royal Caribbean Cruises Ltd. (A)	421	13,889
Starwood Hotels & Resorts Worldwide, Inc.	358	16,697
		30,586
Human Resource & Employment Services - 1.04%
Manpower Inc.	214	12,224

Industrial Machinery - 4.58%
Donaldson Company, Inc.	315	14,213
IDEX Corporation	758	25,095
Kaydon Corporation	385	14,476
		53,784
Insurance Brokers - 0.98%
Arthur J. Gallagher & Co.	470	11,539

Internet Software & Services - 1.34%
DealerTrack Holdings, Inc. (A)	922	15,748

Investment Banking & Brokerage - 1.24%
Greenhill & Co., Inc.	107	8,783
Lazard Group LLC	160	5,705
		14,488
Oil & Gas Drilling - 1.03%
Patterson-UTI Energy, Inc.	861	12,028

Oil & Gas Equipment & Services - 2.46%
Dresser-Rand Group Inc. (A)	408	12,819
National Oilwell Varco, Inc.	395	16,029
		28,848
Oil & Gas Exploration & Production - 3.62%
Noble Energy, Inc.	360	26,266
Petrohawk Energy Corporation (A)	304	6,165
Ultra Petroleum Corp. (A)	217	10,119
		42,550
Packaged Foods & Meats - 1.11%
Ralcorp Holdings, Inc. (A)	192	13,014

Paper Packaging - 1.02%
Sonoco Products Company	388	11,932

Pharmaceuticals - 2.61%
Allergan, Inc.	469	30,635

Publishing - 2.26%
Meredith Corporation	770	26,496

Real Estate Management & Development - 2.24%
CB Richard Ellis Group, Inc., Class A (A)	1,659	26,293

Regional Banks - 2.52%
Associated Banc-Corp	208	2,870
Signature Bank (A)	640	23,712
TCF Financial Corporation	184	2,933
		29,515
Restaurants - 2.68%
Chipotle Mexican Grill, Inc., Class A (A)	147	16,562
P.F. Chang's China Bistro, Inc. (A)	338	14,916
		31,478
Semiconductors - 5.98%
Linear Technology Corporation	632	17,873
Microchip Technology Incorporated	1,273	35,850
NVIDIA Corporation (A)	947	16,459
		70,182
Specialized Finance - 1.30%
CME Group Inc.	48	15,268

Specialty Chemicals - 0.94%
RPM International Inc.	519	11,075

Specialty Stores - 2.27%
PetSmart, Inc.	832	26,591

Systems Software - 1.55%
ArcSight, Inc. (A)	412	11,598
McAfee, Inc. (A)	165	6,621
		18,219
Thrifts & Mortgage Finance - 1.25%
People's United Financial, Inc.	937	14,655

Trading Companies & Distributors - 2.95%
Fastenal Company	721	34,591

Trucking - 1.63%
J.B. Hunt Transport Services, Inc.	251	9,002
Knight Transportation, Inc.	478	10,081
		19,083

TOTAL COMMON STOCKS - 99.07%		$1,162,079
(Cost: $908,712)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 0.85%
Kitty Hawk Funding Corp.,
0.180%, 4-6-10	$ 5,000	5,000
Proctor & Gamble International Funding S.C.A (Proctor & Gamble Company (The)),
0.160%, 4-28-10	5,000	4,999
		9,999
Master Note - 0.30%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (C)	3,512	3,512

TOTAL SHORT-TERM SECURITIES - 1.15%		$13,511
(Cost: $13,511)

TOTAL INVESTMENT SECURITIES - 100.22%		$1,175,590
(Cost: $922,223)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.22%)		(2,524)

NET ASSETS - 100.00%		$1,173,066

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,162,079	$––	$––
Short-Term Securities	––	13,511	––
Total Investments in Securities	$1,162,079	$13,511	$––

Liabilities
Written Options	$––	$––	$927

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Call Options	Written Options

Beginning Balance 7-1-09	$1,553	$(1,870)
Net realized gain (loss)	(1,013)	1,901
Net unrealized appreciation (depreciation)	863	(979)
Purchases	––	(253)
Sales	(1,403)	274
Transfers into Level 3 during the period	––	––
Transfers out of Level 3 during the period	––	––

Ending Balance 3-31-10	$––	$(927)
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$––	$(674)

The following written options were outstanding as of March 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
lululemon athletica inc.	Credit Suisse	4	April 2010	$ 40.00	$ 253	$ (927)

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2010.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Science and Technology Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Agricultural Products - 6.64%
Archer Daniels Midland Company	2,536	$73,296
Bunge Limited	1,277	78,686
		151,982
Application Software - 10.24%
ACI Worldwide, Inc. (A)(B)	3,855	79,452
Aspen Technology, Inc. (A)(B)	9,128	93,557
Lawson Software, Inc. (A)(B)	9,315	61,573
		234,582
Biotechnology - 9.91%
Amgen Inc. (A)	1,029	61,511
Genzyme Corporation (A)	1,404	72,775
Isis Pharmaceuticals, Inc. (A)	1,150	12,561
Vertex Pharmaceuticals Incorporated (A)	1,958	80,008
		226,855
Communications Equipment - 5.57%
Alcatel, ADR	6,519	20,338
Research In Motion Limited (A)	1,452	107,346
		127,684
Computer Hardware - 3.91%
Apple Inc. (A)	276	64,887
High Tech Computer Corp. (C)	2,113	24,680
		89,567
Consumer Electronics - 0.40%
Garmin Ltd.	235	9,054

Data Processing & Outsourced Services - 11.78%
Alliance Data Systems Corporation (A)	1,823	116,670
Euronet Worldwide, Inc. (A)(B)	2,678	49,347
Lender Processing Services, Inc.	1,343	50,699
Tivit Terceirizacao de Technologia e Servicos (C)(D)	2,173	21,823
Tivit Terceirizacao de Technologia e Servicos (C)	1,070	10,746
VeriFone Holdings, Inc. (A)	598	12,092
WNS (Holdings) Limited, ADR (A)	794	8,516
		269,893
Diversified Chemicals - 1.48%
FMC Corporation	561	33,981

Diversified Support Services - 0.98%
EnerNOC, Inc. (A)	756	22,429

Electrical Components & Equipment - 1.94%
Canadian Solar Inc. (A)	520	12,637
First Solar, Inc. (A)	47	5,801
POWER-ONE, INC. (A)(B)	6,152	25,961
		44,399
Electronic Equipment & Instruments - 2.96%
IPG Photonics Corporation (A)	605	8,948
Itron, Inc. (A)	811	58,876
		67,824
Fertilizers & Agricultural Chemicals - 0.49%
Sociedad Quimica y Minera de Chile S.A., ADR	298	11,127

Health Care Distributors - 0.21%
Animal Health International, Inc. (A)(B)	2,588	4,891

Health Care Facilities - 1.81%
HealthSouth Corporation (A)	2,214	41,404

Health Care Services - 0.60%
Fleury S.A. (A)(C)(E)	948	10,226
Fleury S.A. (A)(C)	331	3,571
		13,797
Heavy Electrical Equipment - 0.24%
Broadwind Energy, Inc. (A)	1,248	5,579

Home Entertainment Software - 3.60%
Activision Blizzard, Inc.	957	11,535
Nintendo Co., Ltd. (C)	212	70,843
		82,378
Industrial Machinery - 3.55%
ESCO Technologies Inc. (B)	1,873	59,578
Pentair, Inc.	611	21,760
		81,338
Integrated Telecommunication Services - 0.75%
CenturyTel, Inc.	486	17,244

Internet Software & Services - 1.52%
SAVVIS, Inc. (A)	2,108	34,774

IT Consulting & Other Services - 3.88%
Telvent GIT, S.A. (B)	3,094	88,974

Life & Health Insurance - 1.09%
Amil Participacoes S.A. (C)	3,224	25,019

Oil & Gas Equipment & Services - 0.11%
ION Geophysical Corporation (A)	505	2,485

Research & Consulting Services - 0.19%
Mistras Group, Inc. (A)	438	4,376

Semiconductor Equipment - 1.09%
MEMC Electronic Materials, Inc. (A)	775	11,885
Photronics, Inc. (A)	2,590	13,183
		25,068
Semiconductors - 17.96%
Cree, Inc. (A)	1,979	138,985
Inotera Memories, Inc. (C)	51,478	41,496
Micron Technology, Inc. (A)	6,930	72,000
PMC-Sierra, Inc. (A)	4,059	36,204
Samsung Electronics Co., Ltd. (C)	101	72,803
Texas Instruments Incorporated	2,029	49,637
		411,125
Systems Software - 5.02%
Microsoft Corporation	3,929	114,987

Wireless Telecommunication Service - 1.32%
Sprint Nextel Corporation (A)	7,944	30,187

TOTAL COMMON STOCKS - 99.24%		$2,273,003
(Cost: $1,969,956)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.76%		17,438

NET ASSETS - 100.00%		$2,290,441

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,273,003	$––	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 7-1-09	$4,358
Net realized gain (loss)	1,408
Net unrealized appreciation (depreciation)	(1,433)
Purchases	––
Sales	(4,333)
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	––

Ending Balance 3-31-10	$––
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$––

(A) No dividends were paid during the preceding 12 months.

(B) Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C) Listed on an exchange outside the United States.

(D) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $21,823 or 0.95% of net assets.

(E) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $10,226 or 0.45% of net assets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Small Cap Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.76%
Ladish Co., Inc. (A)	677	$13,652

Apparel Retail - 3.72%
Zumiez Inc. (A)	1,410	28,888

Apparel, Accessories & Luxury Goods - 2.55%
Under Armour, Inc., Class A (A)	674	19,819

Application Software - 11.00%
ACI Worldwide, Inc. (A)	969	19,963
FactSet Research Systems, Inc.	238	17,435
SolarWinds, Inc. (A)	271	5,870
Solera Holdings, Inc.	550	21,267
Sonic Solutions (A)	1,427	13,374
Ultimate Software Group, Inc. (The) (A)	228	7,506
		85,415
Auto Parts & Equipment - 2.36%
LKQ Corporation (A)	902	18,315

Automotive Retail - 2.20%
O'Reilly Automotive, Inc. (A)	410	17,114

Casinos & Gaming - 1.94%
Bally Technologies, Inc. (A)	372	15,077

Computer Hardware - 4.00%
Stratasys, Inc. (A)(B)	1,275	31,085

Construction & Farm Machinery & Heavy Trucks - 1.70%
Westinghouse Air Brake Technologies Corporation	313	13,203

Education Services - 10.26%
Capella Education Company (A)	413	38,337
K12 Inc. (A)	879	19,532
Strayer Education, Inc.	89	21,697
		79,566
Electrical Components & Equipment - 1.71%
General Cable Corporation (A)	493	13,314

Electronic Components - 2.30%
DTS, Inc. (A)	525	17,888

Health Care Equipment - 11.32%
Hologic, Inc. (A)	816	15,127
NuVasive, Inc. (A)	727	32,860
ResMed Inc. (A)	246	15,671
Volcano Corporation (A)	1,001	24,191
		87,849
Health Care Services - 1.23%
Healthways, Inc. (A)	592	9,512

Health Care Supplies - 0.60%
Merit Medical Systems, Inc. (A)	308	4,690

Health Care Technology - 1.16%
Phase Forward Incorporated (A)	692	9,043

Home Entertainment Software - 0.80%
Rosetta Stone Inc. (A)	260	6,173

Industrial Machinery - 3.05%
Graco Inc.	739	23,647

Internet Software & Services - 1.02%
CyberSource Corporation (A)	450	7,940

Investment Banking & Brokerage - 2.72%
Greenhill & Co., Inc.	257	21,094

Life Sciences Tools & Services - 1.52%
Illumina, Inc. (A)	303	11,802

Oil & Gas Equipment & Services - 6.92%
CARBO Ceramics Inc.	94	5,854
Core Laboratories N.V.	130	17,017
Dril-Quip, Inc. (A)	286	17,389
Oceaneering International, Inc. (A)	90	5,703
Superior Energy Services, Inc. (A)	370	7,769
		53,732
Personal Products - 1.54%
Alberto-Culver Company	457	11,939

Research & Consulting Services - 0.93%
CoStar Group, Inc. (A)	173	7,195

Semiconductors - 2.93%
Intersil Corporation, Class A Shares	496	7,327
Semtech Corporation (A)	884	15,399
		22,726
Specialized Finance - 4.54%
Portfolio Recovery Associates, Inc. (A)	642	35,243

Systems Software - 4.72%
MICROS Systems, Inc. (A)	1,115	36,645

Trucking - 4.20%
Knight Transportation, Inc.	766	16,155
Landstar System, Inc.	393	16,490
		32,645

TOTAL COMMON STOCKS - 94.70%		$735,211
(Cost: $582,681)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) - 5.12%
Bemis Company, Inc.,
0.210%, 4-7-10	$ 6,000	6,000
Clorox Co.,
0.270%, 4-30-10	5,000	4,999
Ecolab Inc.,
0.000%, 4-1-10	6,241	6,240
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.240%, 4-21-10	5,000	4,999
Hewlett-Packard Company,
0.150%, 4-26-10	3,000	3,000
Kitty Hawk Funding Corp.,
0.210%, 5-5-10	4,500	4,499
Straight-A Funding, LLC (Federal Financing Bank):
0.170%, 4-14-10	5,000	5,000
0.200%, 5-17-10	5,000	4,999
		39,736
Master Note - 0.25%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (D)	1,958	1,958

TOTAL SHORT-TERM SECURITIES - 5.37%		$41,694
(Cost: $41,694)

TOTAL INVESTMENT SECURITIES - 100.07%		$776,905
(Cost: $624,375)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.07%)		(505)

NET ASSETS - 100.00%		$776,400

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$735,211	$––	$––
Short-Term Securities	––	41,694	––
Total Investments in Securities	$735,211	$41,694	$––

(A) No dividends were paid during the preceding 12 months.

(B) Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C) Rate shown is the yield to maturity at March 31, 2010.

(D) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Tax-Managed Equity Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics - 1.79%
FedEx Corporation	30	$2,772

Asset Management & Custody Banks - 1.32%
BlackRock, Inc., Class A	6	1,304
T. Rowe Price Group, Inc.	14	742
		2,046
Automotive Retail - 0.75%
AutoZone, Inc. (A)	7	1,160

Biotechnology - 2.50%
Gilead Sciences, Inc. (A)	85	3,866

Casinos & Gaming - 2.39%
Wynn Resorts, Limited	49	3,701

Communications Equipment - 5.27%
Cisco Systems, Inc. (A)	182	4,733
QUALCOMM Incorporated	82	3,424
		8,157
Computer Hardware - 8.45%
Apple Inc. (A)	33	7,810
Hewlett-Packard Company	99	5,246
		13,056
Computer Storage & Peripherals - 0.98%
NetApp, Inc. (A)	47	1,524

Construction & Farm Machinery & Heavy Trucks - 1.17%
Deere & Company	30	1,811

Data Processing & Outsourced Services - 6.35%
MasterCard Incorporated, Class A	14	3,480
Visa Inc., Class A	70	6,337
		9,817
Department Stores - 1.58%
Kohl's Corporation (A)	45	2,442

Diversified Banks - 1.54%
Wells Fargo & Company	76	2,380

Electrical Components & Equipment - 1.08%
Emerson Electric Co.	33	1,674

Fertilizers & Agricultural Chemicals - 0.93%
Monsanto Company	20	1,442

General Merchandise Stores - 1.47%
Target Corporation	43	2,275

Health Care Equipment - 3.90%
Baxter International Inc.	43	2,521
Intuitive Surgical, Inc. (A)	7	2,263
Stryker Corporation	22	1,245
		6,029
Health Care Supplies - 1.04%
DENTSPLY International Inc.	46	1,604

Home Improvement Retail - 3.12%
Home Depot, Inc. (The)	89	2,876
Lowe's Companies, Inc.	81	1,955
		4,831
Hotels, Resorts & Cruise Lines - 3.91%
Carnival Corporation	72	2,803
Starwood Hotels & Resorts Worldwide, Inc.	70	3,242
		6,045
Household Products - 2.82%
Colgate-Palmolive Company	51	4,367

Hypermarkets & Super Centers - 1.17%
Costco Wholesale Corporation	30	1,806

Industrial Gases - 0.39%
Praxair, Inc.	7	597

Internet Retail - 1.74%
Amazon.com, Inc. (A)	20	2,698

Internet Software & Services - 3.18%
Google Inc., Class A (A)	9	4,922

Investment Banking & Brokerage - 3.67%
Charles Schwab Corporation (The)	37	693
Goldman Sachs Group, Inc. (The)	29	4,983
		5,676
Life Sciences Tools & Services - 2.17%
Thermo Fisher Scientific Inc. (A)	65	3,355

Oil & Gas Drilling - 2.25%
Transocean Inc. (A)	40	3,484

Oil & Gas Equipment & Services - 5.35%
Halliburton Company	49	1,467
Schlumberger Limited	76	4,802
Smith International, Inc.	47	2,013
		8,282
Other Diversified Financial Services - 1.88%
JPMorgan Chase & Co.	65	2,905

Personal Products - 1.22%
Estee Lauder Companies Inc. (The), Class A	29	1,894

Pharmaceuticals - 6.28%
Abbott Laboratories	57	3,018
Allergan, Inc.	36	2,352
Ironwood Pharmaceuticals, Inc., Class A (A)	58	788
Teva Pharmaceutical Industries Limited, ADR	57	3,577
		9,735
Restaurants - 0.52%
YUM! Brands, Inc.	21	801

Semiconductors - 6.64%
Altera Corporation	32	780
Broadcom Corporation, Class A	137	4,556
Microchip Technology Incorporated	175	4,927
		10,263
Soft Drinks - 3.02%
Coca-Cola Company (The)	59	3,223
PepsiCo, Inc.	22	1,440
		4,663
Specialized Finance - 1.22%
IntercontinentalExchange, Inc. (A)	17	1,892

Specialty Chemicals - 1.24%
Ecolab Inc.	44	1,918

Systems Software - 3.44%
Microsoft Corporation	182	5,328

TOTAL COMMON STOCKS - 97.74%		$151,218
(Cost: $115,744)

SHORT-TERM SECURITIES - 2.27%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 3,519	$3,519
(Cost: $3,519)

TOTAL INVESTMENT SECURITIES - 100.01%		$154,737
(Cost: $119,263)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.01%)		(8)

NET ASSETS - 100.00%		$154,729

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$151,218	$––	$––
Short-Term Securities	––	3,519	––
Total Investments in Securities	$151,218	$3,519	$––
(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.
The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Value Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 1.89%
Omnicom Group Inc.	198	$7,680

Aerospace & Defense - 1.96%
Honeywell International Inc.	176	7,949

Apparel, Accessories & Luxury Goods - 1.75%
V.F. Corporation (A)	89	7,101

Biotechnology - 0.44%
Amgen Inc. (B)	30	1,805

Brewers - 1.98%
Molson Coors Brewing Company, Class B	191	8,042

Computer Hardware - 6.31%
Hewlett-Packard Company	340	18,082
International Business Machines Corporation	59	7,541
		25,623
Consumer Finance - 2.20%
Capital One Financial Corporation	216	8,932

Department Stores - 2.03%
Macy's Inc. (A)	379	8,249

Diversified Banks - 2.38%
Wells Fargo & Company	310	9,660

Diversified Chemicals - 3.75%
Dow Chemical Company (The)	338	9,980
Solutia Inc. (B)	327	5,260
		15,240
Drug Retail - 1.92%
CVS Corporation	213	7,784

Health Care Distributors - 6.13%
AmerisourceBergen Corporation	282	8,153
McKesson Corporation	255	16,752
		24,905
Home Improvement Retail - 2.40%
Lowe's Companies, Inc. (A)	401	9,730

Hotels, Resorts & Cruise Lines - 4.39%
Carnival Corporation	344	13,391
Marriott International, Inc., Class A	142	4,466
		17,857
Industrial Conglomerates - 1.80%
General Electric Company	402	7,307

Integrated Oil & Gas - 12.62%
Chevron Corporation	274	20,755
Marathon Oil Corporation	301	9,514
Occidental Petroleum Corporation	201	17,009
Targa Resources Partners LP	150	3,988
		51,266
Investment Banking & Brokerage - 2.37%
Morgan Stanley	328	9,607

IT Consulting & Other Services - 0.94%
Accenture plc, Class A	91	3,826

Managed Health Care - 3.16%
Aetna Inc.	81	2,854
UnitedHealth Group Incorporated	305	9,971
		12,825
Office Electronics - 2.97%
Xerox Corporation	1,238	12,071

Oil & Gas Equipment & Services - 1.47%
National Oilwell Varco, Inc.	148	5,986

Oil & Gas Storage & Transportation - 6.80%
Energy Transfer Equity, L.P.	214	7,207
Enterprise Products Partners L.P.	233	8,053
MarkWest Energy Partners, L.P.	232	7,099
Regency Energy Partners LP	239	5,246
		27,605
Other Diversified Financial Services - 5.78%
Bank of America Corporation	1,314	23,460

Property & Casualty Insurance - 7.22%
ACE Limited	227	11,883
Travelers Companies, Inc. (The)	324	17,492
		29,375
Railroads - 3.40%
Union Pacific Corporation (A)	189	13,832

Regional Banks - 1.68%
Regions Financial Corporation	246	1,930
SunTrust Banks, Inc.	183	4,899
		6,829
Reinsurance - 1.90%
RenaissanceRe Holdings Ltd.	136	7,725

Specialty Stores - 1.27%
Office Depot, Inc. (B)	644	5,141

Systems Software - 1.74%
Symantec Corporation (B)	418	7,067

Tobacco - 2.36%
Altria Group, Inc.	269	5,525
Philip Morris International Inc.	78	4,074
		9,599

TOTAL COMMON STOCKS - 97.01%		$394,078
(Cost: $325,385)

WARRANTS - 0.29%
Other Diversified Financial Services
Bank of America Corporation, Warrants	124	$1,176
(Cost: $1,052)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) - 2.71%
Hewlett-Packard Company,
0.150%, 4-26-10	$4,000	4,000
Kitty Hawk Funding Corp.,
0.180%, 4-6-10	3,000	3,000
Wisconsin Electric Power Co.,
0.000%, 4-1-10	4,024	4,023
		11,023
Master Note - 0.61%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (D)	2,463	2,463

TOTAL SHORT-TERM SECURITIES - 3.32%		$13,486
(Cost: $13,486)

TOTAL INVESTMENT SECURITIES - 100.62%		$408,740
(Cost: $339,923)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.62%)		(2,528)

NET ASSETS - 100.00%		$406,212

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$394,078	$––	$––
Warrants	1,176	––	––
Short-Term Securities	––	13,486	––
Total Investments in Securities	$395,254	$13,486	$––

Liabilities
Written Options	$266	$––	$207

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Written Options

Beginning Balance 7-1-09	$(97)
Net realized gain (loss)	157
Net unrealized appreciation (depreciation)	(169)
Purchases	(98)
Sales	––
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	––
Ending Balance 3-31-10	$(207)
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$(109)

(A)Securities serve as cover or collateral for the following written options outstanding at March 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Call		Expiration Month	Exercise Price	Premium Received	Market Value
Lowe's Companies, Inc.	Morgan Stanley Smith Barney LLC	2		May 2010	$26.00	$46	$(33)
Macy's Inc.	UBS Securities LLC	2		May 2010	24.00	66	(72)
Office Depot, Inc.	Goldman, Sachs & Company	3		May 2010	8.00	87	(205)
Union Pacific Corporation	Morgan Stanley Smith Barney LLC	1		May 2010	80.00	35	(24)
V.F. Corporation	Morgan Stanley Smith Barney LLC	1		May 2010	85.00	74	(53)

						$308	$(387)

Underlying Security	Counterparty	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value
Aetna Inc.	UBS Securities LLC	1		April 2010	$24.00	$60	$(2)
Amgen Inc.:	UBS Securities LLC	––	*	April 2010	52.50	8	(2)
	UBS Securities LLC	––	*	April 2010	55.00	21	(4)
	UBS Securities LLC	––	*	April 2010	57.50	53	(11)
CVS Corporation:	UBS Securities LLC	1		May 2010	26.00	72	(5)
	Credit Suisse	1		May 2010	32.00	37	(24)
Everest ReGroup, Ltd.	Morgan Stanley Smith Barney LLC	––	*	April 2010	80.00	159	(36)
Targa Resources Partners LP	Morgan Stanley Smith Barney LLC	––	*	May 2010	22.50	11	(2)

						$421	$(86)

* Not shown due to rounding.

(B)No dividends were paid during the preceding 12 months.

(C)Rate shown is the yield to maturity at March 31, 2010.

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Vanguard Fund (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics - 0.98%
FedEx Corporation	131	$12,254

Application Software - 1.04%
salesforce.com, inc. (A)	175	12,999

Asset Management & Custody Banks - 2.65%
BlackRock, Inc., Class A	51	11,106
T. Rowe Price Group, Inc.	403	22,137
		33,243
Biotechnology - 2.67%
Gilead Sciences, Inc. (A)	735	33,414

Casinos & Gaming - 3.10%
Wynn Resorts, Limited	512	38,825

Communications Equipment - 8.22%
Cisco Systems, Inc. (A)	2,449	63,753
QUALCOMM Incorporated	937	39,332
		103,085
Computer Hardware - 11.28%
Apple Inc. (A)	354	83,189
Hewlett-Packard Company	1,095	58,178
		141,367
Computer Storage & Peripherals - 1.47%
NetApp, Inc. (A)	566	18,442

Construction & Farm Machinery & Heavy Trucks - 0.49%
Deere & Company	102	6,083

Consumer Finance - 1.69%
American Express Company	515	21,228

Data Processing & Outsourced Services - 7.34%
MasterCard Incorporated, Class A	144	36,525
Visa Inc., Class A	609	55,456
		91,981
Department Stores - 4.45%
Kohl's Corporation (A)	667	36,549
Nordstrom, Inc.	474	19,359
		55,908
Diversified Banks - 2.53%
Wells Fargo & Company	1,019	31,699

Electrical Components & Equipment - 2.53%
Emerson Electric Co.	633	31,850

Fertilizers & Agricultural Chemicals - 0.50%
Monsanto Company	88	6,314

General Merchandise Stores - 0.77%
Target Corporation	183	9,626

Health Care Equipment - 4.38%
Baxter International Inc.	215	12,496
Intuitive Surgical, Inc. (A)	85	29,591
Stryker Corporation	224	12,823
		54,910
Home Improvement Retail - 1.43%
Home Depot, Inc. (The)	554	17,915

Hotels, Resorts & Cruise Lines - 2.17%
Carnival Corporation	454	17,632
Starwood Hotels & Resorts Worldwide, Inc.	205	9,543
		27,175
Household Products - 4.16%
Colgate-Palmolive Company	612	52,204

Industrial Gases - 0.51%
Praxair, Inc.	77	6,383

Internet Software & Services - 4.71%
Google Inc., Class A (A)	104	59,082

Investment Banking & Brokerage - 1.56%
Charles Schwab Corporation (The)	194	3,624
Goldman Sachs Group, Inc. (The)	94	15,971
		19,595
IT Consulting & Other Services - 1.98%
Cognizant Technology Solutions Corporation, Class A (A)	486	24,771

Life Sciences Tools & Services - 1.42%
Thermo Fisher Scientific Inc. (A)	347	17,845

Oil & Gas Equipment & Services - 5.28%
Halliburton Company	385	11,603
Schlumberger Limited	732	46,434
Smith International, Inc.	191	8,194
		66,231
Other Diversified Financial Services - 4.58%
JPMorgan Chase & Co.	1,281	57,307

Personal Products - 1.43%
Estee Lauder Companies Inc. (The), Class A	276	17,911

Pharmaceuticals - 4.65%
Abbott Laboratories	331	17,432
Allergan, Inc.	50	3,266
Teva Pharmaceutical Industries Limited, ADR	596	37,607
		58,305
Semiconductors - 5.82%
Altera Corporation	143	3,464
Broadcom Corporation, Class A	493	16,364
Microchip Technology Incorporated	1,885	53,089
		72,917
Specialty Chemicals - 0.71%
Ecolab Inc.	202	8,890

Systems Software - 3.00%
Microsoft Corporation	1,285	37,615

TOTAL COMMON STOCKS - 99.50%		$1,247,374
(Cost: $941,608)

SHORT-TERM SECURITIES - 0.15%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 1,935	$1,935
(Cost: $1,935)

TOTAL INVESTMENT SECURITIES - 99.65%		$1,249,309
(Cost: $943,543)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.35%		4,379

NET ASSETS - 100.00%		$1,253,688

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,247,374	$––	$––
Short-Term Securities	––	1,935	––

Total Investments in Securities	$1,247,374	$1,935	$––

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date:	May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	May 25, 2010

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	May 25, 2010